Investment Strategy	Oct. 28, 2026
AAMA Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund, under normal market circumstances, will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of any size capitalization. The Fund invests primarily in common stocks and exchange-traded funds (“ETFs”) but may also invest in other types of equity securities including, preferred stock, investments in foreign equity securities through U.S. stock exchange listed American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), or mutual funds that invest in the types of securities in which the Fund would normally invest, and securities convertible into such securities.

In managing the Fund, the Advanced Asset Management Advisors, Inc., the Fund’s investment adviser (the “Adviser”) employs a multi-step process that combines research, valuation, and stock selection. The Adviser takes an in-depth look at economic sectors and compares their current valuation relative to their historical valuation, historical earnings growth rates, and forecasted growth rates. The research process results in a ranking of economic sectors by their relative attractiveness and ultimately their relative weighting within the Fund.

The Adviser then screens the companies within each sector for various financial factors that it believes are most important in the current market environment. These factors may include earnings growth, dividend yield, balance sheet quality, or other specific financial ratio analysis. The Adviser then buys and sells equity securities, ETFs, or mutual funds that, when combined, provide the targeted economic sector allocations and capitalization ranges. In general, the Adviser buys equity securities that are identified as most attractive for relative performance and sells such securities when they appear less attractive.

Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Fund may also invest in cash, money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or US Government securities at any time to maintain liquidity or pending selection of investments in accordance with its principal investment strategies and the Adviser’s investment process.

Strategy Portfolio Concentration [Text]	The Fund, under normal market circumstances, will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of any size capitalization.
AAMA Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund will principally invest in income-producing securities which include U.S. Treasury obligations and other U.S. government and agency securities including mortgage-backed securities, corporate bonds, high yield bonds (“junk bonds”), municipal bonds, preferred stocks, inflation indexed bonds, money market instruments including commercial paper, bankers acceptances and marketable CDs, floating and variable rate securities, zero coupon bonds, and exchange-traded funds (“ETFs”) or mutual funds that invest in the types of securities in which the Fund would normally invest.

Advanced Asset Management Advisors, Inc., the Fund’s investment adviser (the “Adviser”) allocates the Fund’s assets among sectors based on credit spreads and market volatility. In buying and selling investments for the Fund, the Adviser looks for market sectors and individual securities that it believes will perform well over time. The Adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and credit risk.

Although the Fund can invest in income-producing securities of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Adviser may invest across the credit spectrum to provide the Fund with exposure to various credit rating categories. Under normal circumstances, at least 60% of the Fund’s total assets will be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but are deemed by the Adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating, although the Fund will not, under normal circumstances, invest more than 40% of its total assets in below investment grade securities or junk bonds (or the unrated equivalent). The Fund’s average weighted maturity will ordinarily range between one and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund will shorten or lengthen its average weighted maturity as deemed appropriate.

The Fund may invest up to 20% of its assets in U.S. dollar-denominated foreign securities through investment in U.S. exchange listed securities. Foreign securities may include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers located in emerging markets whose economies are less developed.

The Fund may also invest up to 20% of its assets in equity securities that include common stocks, convertible securities, and Real Estate Investment Trusts (REITs).